Investments	Nov. 18, 2019
Investments, Debt and Equity Securities [Abstract]
Investments
NOTE 9. INVESTMENTS
Dominion Energy
Equity and Debt Securities
Rabbi Trust Securities
Equity and debt securities and cash equivalents in Dominion Energy’s rabbi trusts and classified as trading totaled $111 million and $112 million at December 31, 2018 and 2017, respectively.
Decommissioning Trust Securities
Dominion Energy holds equity and debt securities, cash equivalents and cost method investments in nuclear decommissioning trust funds to fund future decommissioning costs for its nuclear plants. Dominion Energy’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Fair Value
(millions)
December 31, 2018
Equity securities: (1)
U.S.	$1,741	$1,640	$(51)		$3,330
Fixed income securities: (2)
Corporate debt instruments	435	5	(9)		431
Government securities	1,092	17	(12)		1,097
Common/collective trust funds	76	—	—		76
Cash equivalents and other (3)	4	—	—		4

Total	$3,348	$1,662	$(72	) (4)	$4,938

December 31, 2017
Equity securities: (2)
U.S.	$1,569	$1,857	$—		$3,426
Fixed income securities: (2)
Corporate debt instruments	430	15	(1)		444
Government securities	1,039	27	(5)		1,061
Common/collective trust funds	60	—	—		60
Cost method investments	68	—	—		68
Cash equivalents and other (3)	34	—	—		34

Total	$3,200	$1,899	$(6	) (4)	$5,093

(1)
Effective January 2018, unrealized gains and losses on equity securities, including those previously classified as cost method investments, are included in other income and the nuclear decommissioning trust regulatory liability as discussed in Note 2.

(2)	Unrealized gains and losses on equity securities (for 2017) and fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability as discussed in Note 2.
(3)	Includes pending sales of securities of $5 million at December 31, 2017.
(4)	The fair value of securities in an unrealized loss position was $833 million and $565 million at December 31, 2018 and 2017, respectively.
The portion of unrealized gains and losses that relates to equity securities held within Dominion Energy’s nuclear decommissioning trusts is summarized below:

Twelve Months Ended December 31, 2018
(millions)
Net losses recognized during the period	$(245)
Less: Net gains recognized during the period on securities sold during the period	(58)

Unrealized losses recognized during the period on securities still held at December 31, 2018 (1)	$(303)

(1)	Included in other income and the nuclear decommissioning trust regulatory liability as discussed in Note 2.
The fair value of Dominion Energy’s debt securities with readily determinable fair values held in nuclear decommissioning trust funds at December 31, 2018 by contractual maturity is as follows:
Amount
(millions)
Due in one year or less	$167
Due after one year through five years	389
Due after five years through ten years	376
Due after ten years	672

Total	$1,604

Presented below is selected information regarding Dominion Energy’s equity and debt securities with readily determinable fair values held in nuclear decommissioning trust funds.

Year Ended December 31,	2018	2017	2016
(millions)
Proceeds from sales	$1,804	$1,831	$1,422
Realized gains (1)	140	166	128
Realized losses (1)	91	71	55
(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability as discussed in Note 2.
Dominion Energy recorded other-than-temporary impairment losses on investments held in nuclear decommissioning trust funds as follows:

Year Ended December 31,	2018	2017	2016
(millions)
Total other-than-temporary impairment losses (1)	$30	$44	$51
Losses recorded to the nuclear decommissioning trust regulatory liability	—	(16)	(16)
Losses recognized in other comprehensive income (before taxes)	(30)	(5)	(12)

Net impairment losses recognized in earnings	$—	$23	$23

(1)	Amounts include other-than-temporary impairment losses for debt securities of $ 5 million and $ 13 million at December 31, 2017 and 2016, respectively.
Virginia Power
Virginia Power holds equity and debt securities, cash equivalents and cost method investments in nuclear decommissioning trust funds to fund future decommissioning costs for its nuclear plants. Virginia Power’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Fair Value
(millions)
December 31, 2018
Equity securities: (1)
U.S.	$858	$751	$(24)		$1,585
Fixed income securities: (2)
Corporate debt instruments	224	2	(5)		221
Government securities	504	7	(5)		506
Common/collective trust funds	51	—	—		51
Cash equivalents and other (3)	6	—	—		6

Total	$1,643	$760	$(34	) (4)	$2,369

December 31, 2017
Equity securities: (2)
U.S.	$734	$831	$—		$1,565
Fixed income securities: (2)
Corporate debt instruments	216	8	—		224
Government securities	482	13	(2)		493
Common/collective trust funds	27	—	—		27
Cost method investments	68	—	—		68
Cash equivalents and other (3)	22	—	—		22

Total	$1,549	$852	$(2	) (4)	$2,399

(1)
Effective January 2018, unrealized gains and losses on equity securities, including those previously classified as cost method investments, are included in other income and the nuclear decommissioning trust regulatory liability as discussed in Note 2.

(2)	Unrealized gains and losses on equity securities (for 2017) and fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability as discussed in Note 2.
(3)	Includes pending sales of securities of $6 million at both December 31, 2018 and 2017.
(4)	The fair value of securities in an unrealized loss position was $404 million and $234 million at December 31, 2018 and 2017, respectively.
The portion of unrealized gains and losses that relates to equity securities held within Virginia Power’s nuclear decommissioning trusts is summarized below:

Twelve Months Ended December 31, 2018
(millions)
Net losses recognized during the period	$(105)
Less: Net gains recognized during the period on securities sold during the period	(32)

Unrealized losses recognized during the period on securities still held at December 31, 2018 (1)	$(137)

(1)	Included in other income and the nuclear decommissioning trust regulatory liability as discussed in Note 2.
The fair value of Virginia Power’s debt securities with readily determinable fair values held in nuclear decommissioning trust funds at December 31, 2018, by contractual maturity is as follows:

Amount
(millions)
Due in one year or less	$54
Due after one year through five years	156
Due after five years through ten years	210
Due after ten years	358

Total	$778

Presented below is selected information regarding Virginia Power’s equity and debt securities with readily determinable fair values held in nuclear decommissioning trust funds.

Year Ended December 31,	2018	2017	2016
(millions)
Proceeds from sales	$887	$849	$733
Realized gains (1)	60	75	63
Realized losses (1)	27	30	27
(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability as discussed in Note 2.
Virginia Power recorded other-than-temporary impairment losses on investments held in nuclear decommissioning trust funds as follows:

Year Ended December 31,	2018	2017	2016
(millions)
Total other-than-temporary impairment losses (1)	$15	$20	$26
Losses recorded to the nuclear decommissioning trust regulatory liability	—	(16)	(16)
Losses recognized in other comprehensive income (before taxes)	(15)	(2)	(7)

Net impairment losses recognized in earnings	$—	$2	$3

(1)	Amounts include other-than-temporary impairment losses for debt securities of $ 2 million and $ 8 million at December 31, 2017 and 2016 , respectively.
Equity Method Investments
Dominion Energy and Dominion Energy Gas
Investments that Dominion Energy and Dominion Energy Gas account for under the equity method of accounting are as follows:

Company	Ownership%	Investment Balance		Description
As of December 31,		2018	2017
(millions)
Dominion Energy
Atlantic Coast Pipeline	48%	$820	$382	Gas transmission system
Blue Racer	50%	—	691	Midstream gas and related services
Iroquois	50%	302	311	Gas transmission system
Fowler Ridge	50%	82	81	Wind-powered merchant generation facility
Other (1)	various	74	79

Total		$1,278	$1,544

Dominion Energy Gas
Iroquois	50%	302	311	Gas transmission system
White River Hub	50%	37	38	Gas transmission system

Total		$339	$349

(1)
Liability of less than $1 million and $17 million associated with NedPower recorded to other deferred credits and other liabilities, on the Consolidated Balance Sheets as of December 31, 2018 and 2017, respectively. See additional discussion of NedPower below.

Dominion Energy’s equity earnings on its investments totaled $197 million, $14 million and $111 million in 2018, 2017 and 2016, respectively, included in other income in Dominion Energy’s Consolidated Statements of Income. Dominion Energy received distributions from these investments of $209 million, $419 million and $104 million in 2018, 2017 and 2016, respectively. As of December 31, 2018 and 2017, the carrying amount of Dominion Energy’s investments exceeded its share of underlying equity in net assets by $161 million and $249 million, respectively. At December 31, 2018 these differences are comprised of $146 million of equity method goodwill that is not being amortized and $15 million related to basis differences from Dominion Energy’s investments in wind projects, which are being amortized over the useful lives of the underlying assets, and in Atlantic Coast Pipeline, which is being amortized over the term of its credit facility. At December 31, 2017 these differences are comprised of $176 million of equity method goodwill and $73 million related to basis differences from Dominion Energy’s investments in Blue Racer and wind projects, and in Atlantic Coast Pipeline.
Dominion Energy Gas’ equity earnings on its investment totaled $54 million, $47 million and $44 million in 2018, 2017 and 2016, respectively. Dominion Energy Gas received distributions from its investment of $64 million, $55 million and $47 million in 2018, 2017 and 2016, respectively. As of December 31, 2018 and 2017, the carrying amount of Dominion Energy Gas’ investment exceeded its share of underlying equity in net assets by $146 million. The difference reflects equity method goodwill and is not being amortized. In May 2016, Dominion Energy Gas sold 0.65% of the noncontrolling partnership interest in Iroquois to TransCanada for approximately $7 million, which resulted in a $5 million ($3 million after-tax)
gain, included in other income in Dominion Energy Gas’ Consolidated Statements of Income.
Summarized financial information provided to Dominion Energy Gas by Iroquois for 100% of Iroquois at December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016 is presented below.

	At December 31, 2018	At December 31, 2017
(millions)
Current assets	$112	$122
Noncurrent assets	588	599
Current liabilities	165	21
Noncurrent liabilities	193	334

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
(millions)
Revenues	$194	$194	$195
Operating i ncome	108	110	103
Net i ncome	94	93	86

Summarized financial information provided to Dominion Energy Gas by White River Hub for 100% of White River Hub at December 31, 2018 and 2017, for the years ended December 31, 2018, 2017, and for the period from September 2016, the inception date of common control for Dominion Energy Questar Pipeline as described in Note 3, through December 31, 2016 is presented below.

	At December 31, 2018	At December 31, 2017
(millions)
Current assets	$3	$3
Noncurrent assets	41	42
Current liabilities	2	1

	Year Ended December 31, 2018	Year Ended December 31, 2017	Period Ended December 31, 2016
(millions)
Revenues	$12	$10	$3
Operating i ncome	8	7	2
Net i ncome	8	7	2

Dominion Energy
Atlantic Coast Pipeline
In September 2014, Dominion Energy, along with Duke and Southern Company Gas, announced the formation of Atlantic Coast Pipeline. The Atlantic Coast Pipeline partnership agreement includes provisions to allow Dominion Energy an option to purchase additional ownership interest in Atlantic Coast Pipeline to maintain a leading ownership percentage. In October 2016, Dominion Energy purchased an additional 3% membership interest in Atlantic Coast Pipeline from Duke for $14 million. As of December 31, 2018, the members hold the following membership interests: Dominion Energy, 48%; Duke, 47%; and Southern Company Gas, 5%.
Atlantic Coast Pipeline is focused on constructing an approximately
600-mile
natural gas pipeline running from West Virginia through Virginia to North Carolina. Subsidiaries and affiliates of all three members plan to be customers of the pipeline under
20-year
contracts. Atlantic Coast Pipeline is considered an equity method investment as Dominion Energy has the ability to exercise significant influence, but not control, over the investee. See Note 15 for more information.
DETI provides services to Atlantic Coast Pipeline which totaled $203 million, $129 million and $95 million in 2018, 2017 and 2016, respectively, included in operating revenue in Dominion Energy and Dominion Energy Gas’ Consolidated Statements of Income. Amounts receivable related to these services were $13 million and $12 million at December 31, 2018 and 2017, respectively, composed entirely of accrued unbilled revenue, included in other receivables in Dominion Energy and Dominion Energy Gas’ Consolidated Balance Sheets.
In October 2017, Dominion Energy entered into a guarantee agreement to support a portion of Atlantic Coast Pipeline’s obligation under its credit facility. See Note 22 for more information.
Dominion Energy contributed $414 million, $310 million and $184 million during 2018, 2017 and 2016, respectively, to Atlantic Coast Pipeline.
Dominion Energy received distributions of $36 million and $270 million during 2018 and 2017, respectively, from Atlantic Coast Pipeline. No distributions were received in 2016.
During the third and fourth quarters of 2018, a FERC stop work order together with delays in obtaining permits necessary for construction along with construction delays due to judicial actions impacted the cost and schedule for the project. As a result project cost estimates have increased from between $6.0 billion to $6.5 billion to between $7.0 billion to $7.5 billion, excluding financing costs. Atlantic Coast Pipeline expects to achieve a late 2020 in-service
date for at least key segments of the project, while the remainder may extend into early 2021. Alternatively, if it takes longer to resolve the judicial issues, such as through appeal to the
Supreme Court of the U.S., full
in-service
could extend to the end of 2021 with total project cost estimated to increase an additional $250 million, resulting in total project cost estimates of $7.25 billion to $7.75 billion excluding financing costs. Abnormal weather, work delays (including due to judicial or regulatory action) and other conditions may result in further cost or schedule modifications in the future, which could result in a material impact to Dominion Energy’s cash flows, financial position and/or results of operations.
Blue Racer
In December 2012, Dominion Energy formed a joint venture with Caiman to provide midstream services to natural gas producers operating in the Utica Shale region in Ohio and portions of Pennsylvania. Blue Racer was an equal partnership between Dominion Energy and Caiman, with Dominion Energy contributing midstream assets and Caiman contributing private equity capital.
In December 2016, Dominion Energy Gas repurchased a portion of the Western System from Blue Racer for $10 million.
In December 2018, Dominion Energy sold its 50% limited partnership interest in Blue Racer for up-front
cash consideration of $1.05 billion and additional consideration of $150 million, subject to increase for interest costs effective March 2019, payable upon the purchaser’s availability of cash. The additional consideration was recorded at a fair value of $150 million on the date of sale following a discounted cash flow model and is included within other receivables in the Consolidated Balance Sheets at December 31, 2018. The valuation is considered a Level 3 fair value measurement due to the use of judgment and unobservable inputs, including projected timing and amount of future cash flows and a discount rate reflecting risks inherent in the future cash flows. As a result of the sale, Dominion Energy recognized a gain of $546 million ($390 million after-tax),
included in other income in its Consolidated Statements of Income. Also, the purchaser agreed to pay additional consideration contingent upon the achievement of certain financial performance milestones of Blue Racer from 2019 through 2021. Pursuant to the purchase agreement, the aggregate will not exceed $300 million, which represents a gain contingency, and, as a result, Dominion Energy will not recognize any additional gain unless such consideration is realizable.
Fowler Ridge & NedPower
In the fourth quarter of 2017, Dominion Energy recorded a charge of $126 million ($76 million after-tax)
in other income in its Consolidated Statements of Income reflecting its share of a long-lived asset impairment of property, plant and equipment recorded by NedPower, which resulted in losses in excess of Dominion Energy’s investment balance. Dominion Energy recorded the excess losses due to its commitment to provide further financial support for NedPower, resulting in a liability of $17 million at December 31, 2017, recorded to other deferred credits and other liabilities, on the Consolidated Balance Sheets.
As a result of the impairment recorded by NedPower, Dominion Energy evaluated its equity method investment in Fowler Ridge, a similar wind-powered merchant generation facility, determined its fair value was other than-temporarily impaired and recorded an impairment charge of $32 million ($20 million after-tax)
in other income in its Consolidated Statements of Income. The fair value of $81 million was estimated using a discounted cash flow method and is considered a Level 3 fair value measurement due to the use of significant unobservable inputs related to the timing and amount of future equity distributions based on the investee’s future wind generation and operating costs.
Other – Catalyst Old River Hydroelectric Limited Partnership
In September 2018, Dominion Energy completed the sale of its 25% limited partnership interest in Catalyst Old River Hydroelectric Limited Partnership and received proceeds of $91 million. The sale resulted in a gain of $87 million ($63 million after-tax),
which is included in other income in Dominion Energy’s Consolidated Statement of Income.